Provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 90,125
Additional provisions	26,197
Business acquisitions	6,243
Utilized amounts	(47,458)
Reversals of unused amounts	(20,209)
Discount rate adjustment and imputed interest	168
Foreign currency translation adjustment	(4,481)
Ending balance	50,585
Current portion	33,103	$ 63,549
Non-current portion	17,482	$ 26,576
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	19,648
Additional provisions	10,948
Business acquisitions	0
Utilized amounts	(19,140)
Reversals of unused amounts	0
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	(812)
Ending balance	10,644
Current portion	10,561
Non-current portion	83
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	24,852
Additional provisions	1,374
Business acquisitions	1,935
Utilized amounts	(1,222)
Reversals of unused amounts	(2,201)
Discount rate adjustment and imputed interest	168
Foreign currency translation adjustment	(1,976)
Ending balance	22,930
Current portion	6,256
Non-current portion	16,674
Provisons based on expected cash flows	$ 23,641
Weighted average rate	0.62%
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 45,625
Additional provisions	13,875
Business acquisitions	4,308
Utilized amounts	(27,096)
Reversals of unused amounts	(18,008)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	(1,693)
Ending balance	17,011
Current portion	16,286
Non-current portion	$ 725
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	1 year
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	11 years